Absolute CEF Opportunities
Schedule of Investments
June 30, 2026 (Unaudited)
Closed End Funds — 83.60% Shares Fair Value
Aberdeen Multi-Market Income Fund 1 $ 4
abrdn National Municipal Income
Fund, USD Class 985 10,214
Advent Convertible and Income Fund 853 11,174
AllianceBernstein Global High Income
Fund, Inc., USD Class 3,628 37,368
BlackRock Corporate High Yield Fund 20,026 171,423
BlackRock Energy and Resources Trust 11,457 169,793
BlackRock Floating Rate Income
Strategies Fund, Inc. 5,186 56,994
BlackRock Floating Rate Income Trust 3,965 42,267
Destra Multi-Alternative Fund 15,552 116,329
DoubleLine Opportunistic Credit Fund,
USD Class 3,300 47,454
First Trust Senior Floating Rate Income
Fund II 2,874 27,763
FS Credit Opportunities Corp., USD
Class 29,499 147,200
Gabelli Equity Trust, Inc. (The), USD
Class 64,456 364,821
High Income Securities Fund 5,102 27,908
Invesco® Senior Income Trust 16,473 49,419
John Hancock Premium Dividend
Fund, USD Class 4,454 57,679
Liberty All-Star Equity Fund, USD
Class 53,551 311,131
Liberty All-Star Growth Fund, USD
Class 8,201 44,860
Neuberger High Yield Strategies Fund,
Inc. 9,251 57,726
Neuberger Real Estate Securities
Income Fund, Inc. 83,251 252,250
Nuveen Credit Strategies Income Fund 40,582 197,229
Nuveen Real Asset Income and Growth
Fund 18,580 240,797
Nuveen S&P 500 Dynamic Overwrite
Fund 12,234 228,042
PIMCO Corporate & Income
Opportunity Fund 3,186 38,328
Pioneer Diversified High Income Fund,
Inc. 45,171 25,865
Pioneer High Income Fund, Inc. 133,324 6,253
Pioneer Municipal High Income
Advantage Fund, Inc. 77,662 20,472
Pioneer Municipal High Income Fund
Trust 54,923 8,958

Absolute CEF Opportunities
Schedule of Investments (continued)
June 30, 2026 (Unaudited)
Closed End Funds — 83.60% - continued Shares Fair Value
Saba Capital Income & Opportunities
Fund 2,845 $ 18,692
Tortoise Energy Infrastructure Corp.,
USD Class 14,422 618,271
Voya Asia Pacific High Dividend
Equity Income Fund 4,079 37,812
Voya Emerging Markets High Dividend
Equity Fund 24,970 194,766
Western Asset Global High Income
Fund, Inc. 5,592 33,328
Western Asset High Income
Opportunity Fund, Inc. 13,832 50,349
Western Asset High Yield Defined
Opportunity Fund, Inc. 13,607 144,642
XAI Madison Equity Premium Income
Fund 42,752 235,991
TOTAL CLOSED END FUNDS
  (Cost $4,145,180) 4,103,572
Right s — 0.00%
Cohen & Steers Quality Income Realty Fund, Inc. 90 1
TOTAL RIGHTS
    (Cost $2) 1
Money Market Funds — 9.81%
First American Treasury Obligations Fund, Class X, 3.58%
(a)
481,367 481,367
TOTAL MONEY MARKET FUNDS
    (Cost $481,367) 481,367
Total Investments — 93.41%
    (Cost $4,626,549) 4,584,940
Other Assets in Excess of Liabilities  —  6.59% 323,611
Net Assets — 100.00% $ 4,908,551
(a) Rate disclosed is the seven day effective yield as of June 30, 2026.

Absolute CEF Opportunities
Schedule of Securities Sold Short
June 30, 2026 (Unaudited)
Closed End Funds - Short - (9.7 8 ) % Shares Fair Value
Aberdeen Asia-Pacific Income Fund, Inc. - USD Class (3,856) $ (56,722)
Aberdeen Municipal Income Fund - USD Class (6,827) (38,367)
BlackRock Enhanced Capital and Income Fund (12,220) (319,553)
MFS Intermediate Income Trust (26,466) (65,371)
TOTAL CLOSED END FUNDS - SHORT
(Proceeds Received $447,049) (480,013)
Exchange-Traded Funds - Short - (49.10) %
Alerian MLP ETF (19,184) (994,691)
Invesco® Senior Loan ETF (8,776) (178,767)
iShares® iBoxx High Yield Corporate Bond ETF (7,478) (598,016)
iShares® MSCI Emerging Markets ETF (1,684) (115,202)
iShares® U.S. Real Estate ETF (2,383) (243,662)
VanEck BDC Income ETF (22,093) (279,697)
TOTAL EXCHANGE-TRADED FUNDS - SHORT
(Proceeds Received $2,386,324) (2,410,035)
TOTAL SECURITIES SOLD SHORT - (58.88)%
(Proceeds Received $2,833,373) (2,890,048)
ETF – Exchange-Traded Fund

Absolute Capital Opportunities Fund
Schedule of Investments
June 30, 2026 (Unaudited)
Common Stocks — 97.10% Shares Fair Value
Communications — 10.13%
Alphabet, Inc., Class A
(a)
6,298 $ 2,250,716
Meta Platforms, Inc., Class A
(a)
2,821 1,589,041
Universal Music Group NV - ADR 78,769 822,349
4,662,106
Consumer Discretionary — 12.50%
Amazon.com, Inc.
(a)(b)
10,666 2,542,135
CarMax, Inc.
(a)(b)
7,506 396,992
Carvana Co.
(b)
5,000 329,100
Copart, Inc.
(b)
26,370 743,370
Fisker , Inc.
(b)
7,480 5
Floor & Decor Holdings, Inc., Class
A
(b)
7,389 438,611
Lowe's Companies, Inc. 4,006 883,283
NIKE, Inc., Class B 10,107 414,893
5,748,389
Consumer Staples — 5.06%
Philip Morris International, Inc. 12,860 2,326,503
Energy — 5.81%
Berkshire Hathaway, Inc., Class B
(a)(b)
2,969 1,485,658
EOG Resources, Inc. 5,001 648,780
Occidental Petroleum Corp. 11,039 536,164
2,670,602
Financials — 13.63%
Aon PLC, Class A 4,384 1,454,129
Charles Schwab Corp. (The) 15,958 1,472,445
Intercontinental Exchange, Inc. 10,607 1,305,828
Ryan Specialty Group Holdings, Inc. 12,164 459,312
Visa, Inc., Class A 4,605 1,579,929
6,271,643
Health Care — 11.21%
Alcon, Inc. 13,071 877,064
Becton, Dickinson and Co. 8,135 1,231,069
Cooper Companies, Inc. (The)
(b)
11,175 801,359
Thermo Fisher Scientific, Inc. 1,849 927,015
Waters Corp.
(b)
3,514 1,317,891
5,154,398
Industrials — 14.05%
Carrier Global Corp. 15,768 1,156,583
Hayward Holdings, Inc.
(b)
27,891 482,793
Jacobs Solutions, Inc. 8,195 1,032,570
Keysight Technologies, Inc.
(b)
4,954 1,734,247
PACCAR, Inc. 7,462 896,335
Sunbelt Rentals Holdings, Inc. 15,520 1,161,051
6,463,579
Technology — 24.71%
Advanced Micro Devices, Inc.
(b)
3,409 1,980,322

Absolute Capital Opportunities Fund
Schedule of Investments (continued)
June 30, 2026 (Unaudited)
Common Stocks — 97.10% - continued Shares Fair Value
Technology — 24.71% - continued
Analog Devices, Inc. 3,819 $ 1,516,793
Apple, Inc.
(a)
7,010 2,028,414
Applied Materials, Inc. 2,481 1,793,763
Arista Networks, Inc.
(b)
4,923 836,319
Microsoft Corp. 3,317 1,237,307
Motorola Solutions, Inc. 3,002 1,246,700
Salesforce, Inc. 4,636 726,276
11,365,894
TOTAL COMMON STOCKS
  (Cost $26,596,691) 44,663,114
Description
Number of
Contracts
Notional
Amount
Exercise
Price Expiration Date Fair Value
PURCHASED CALL OPTIONS — 1.26%
State Street SPDR S&P 500 ETF Trust 1,254 $ 93,644,958 $ 760.00 July 2026 $ 578,094
TOTAL PURCHASED CALL OPTIONS
    (Cost 352,614) 578,094
PURCHASED PUT OPTIONS — 0.60%
Applied Materials, Inc. 12 867,600 470.00
October
2026 29,730
Meta Platforms, Inc. 19 1,070,251 560.00
November
2026 101,745
Philip Morris International, Inc. 38 687,458 170.00
November
2026 33,174
State Street SPDR S&P 500 ETF Trust 1,044 77,962,788 690.00 July 2026 111,708
TOTAL PURCHASED PUT OPTIONS
(Cost 536,348) 276,357
TOTAL PURCHASED OPTIONS
(Cost $888,962) 854,451
Money Market Funds - 11.15% Shares Fair Value
First American Treasury Obligations Fund, Class X, 3.58%
(c)
5,128,329 5,128,329
TOTAL MONEY MARKET FUNDS
(Cost $5,128,329) 5,128,329
Total Investments — 110.11%
    (Cost $32,613,982) 50,645,894
Liabilities in Excess of Other Assets  —  (10.11)% (4,648,834)
Net Assets — 100.00% $ 45,997,060
(a) All or a portion of this security is held as collateral for written options. The value of the collateral held as of June 30, 2026 is $8,458,649.
(b) Non-income producing security.

Absolute Capital Opportunities Fund
Schedule of Investments (continued)
June 30, 2026 (Unaudited)
.
(c) Rate disclosed is the seven day effective yield as of June 30, 2026.
ADR – American Depositary Receipt
ETF – Exchange-Traded Fund
SPDR – Standard & Poor’s Depository Receipt

Absolute Capital Opportunities Fund
Schedule of Written Options
June 30, 2026 (Unaudited)
Description
Number of
Contracts
Notional
Amount
Exercise
Price
Expiration
Date Fair Value
Written Call Options - (10.84)%
Amazon.com, Inc. (17) $ (405,178) $ 190.00
September
2026 $ (90,491)
Amazon.com, Inc. (14) (333,676) 225.00
September
2026 (35,140)
Analog Devices, Inc. (17) (675,189) 300.00
September
2026 (180,625)
Applied Materials, Inc. (6) (433,800) 580.00
December
2026 (139,395)
Keysight Technologies, Inc. (18) (630,126) 270.00
September
2026 (159,840)
Meta Platforms, Inc. (12) (675,948) 720.00 January 2027 (27,720)
Philip Morris International, Inc. (25) (452,275) 195.00 January 2027 (26,550)
State Street SPDR S&P 500 ETF
Trust (509) (38,010,593) 670.00
September
2026 (4,328,027)
Total Written Call Options
(Premiums Received $3,560,330) (4,987,788)
Written Put Options - (0.19)%
Applied Materials, Inc. (12) (867,600) 390.00
October
2026 (14,220)
Meta Platforms, Inc. (19) (1,070,251) 505.00
November
2026 (54,720)
Philip Morris International, Inc. (38) (687,458) 155.00
November
2026 (16,834)
Total Written Put Options
(Premiums Received $101,554) (85,774)
Total Written Options
(Premiums Received $3,661,884) (5,073,562)

Absolute Convertible Arbitrage Fund
Schedule of Investments
June 30, 2026 (Unaudited)
Mutual Funds — 1.93% Shares Fair Value
Absolute Flexible Fund
(a)
2,936,799 $ 34,566,126
TOTAL MUTUAL FUNDS
  (Cost $29,831,183) 34,566,126
Convertible Bonds — 83.67%
Principal
Amount Fair Value
Communications — 3.14%
AMC Networks, Inc., 4.25%, 2/15/2029 $ 5,500,000 5,878,125
AST SpaceMobile , Inc., 2.00%, 1/15/2036
(b)
8,500,000 9,934,375
AST SpaceMobile , Inc., 2.25%, 4/15/2036
(b)
8,000,000 8,624,000
BlackSky Technology, Inc., 8.25%, 8/1/2033
(b)
10,900,000 14,044,650
Liberty Live Holdings, Inc., 2.38%, 9/30/2053
(b)
5,000,000 9,247,500
Upwork, Inc., 0.25%, 8/15/2026 8,640,000 8,575,198
56,303,848
Consumer Discretionary — 5.97%
Cracker Barrel Old Country Store, Inc., 1.75%, 9/15/2030
(b)
14,000,000 14,345,800
Etsy, Inc., 1.00%, 6/15/2030
(b)
16,701,000 19,401,552
Freshpet , Inc., 3.00%, 4/1/2028 13,000,000 15,112,500
indie Semiconductor, Inc., 4.00%, 3/15/2031
(b)
4,500,000 6,378,750
LCI Industries, 3.00%, 3/1/2030 11,500,000 12,894,375
NCL Corporation Ltd., 0.75%, 9/15/2030
(b)
7,515,000 7,280,532
Patrick Industries, Inc., 1.75%, 12/1/2028 10,949,000 16,230,415
Wayfair, Inc., 3.25%, 9/15/2027 4,664,000 7,021,652
Winnebago Industries, Inc., 3.25%, 1/15/2030 9,000,000 8,392,500
107,058,076
Consumer Staples — 1. 1 0%
Post Holdings, Inc., 2.50%, 8/15/2027 7,500,000 7,781,250
Spectrum Brands, Inc., 3.38%, 6/1/2029 11,411,000 11,921,072
19,702,322
Energy — 5.8 7%
Atlas Energy Solutions, Inc., 0.50%, 4/15/2031
(b)
9,300,000 12,520,125
Canadian Solar, Inc., 3.25%, 1/15/2031
(b)
9,946,000 8,946,344
Crescent Energy Co., 2.75%, 3/15/2031
(b)
7,500,000 7,395,000
Energy Vault Holdings, Inc., 5.25%, 3/1/2031
(b)
5,000,000 6,202,000
Eos Energy Enterprises, Inc., 1.75%, 12/1/2031
(b)
10,000,000 7,529,852
Fluence Energy, Inc., 2.25%, 6/15/2030 12,000,000 15,414,314
Green Plains, Inc., 2.25%, 3/15/2027 2,668,000 2,641,320
Helix Energy Solutions Group, Inc., 9.75%, 3/1/2029
(b)
7,500,000 7,866,757
Northern Oil and Gas, Inc., 3.63%, 4/15/2029 14,500,000 13,928,700
Plug Power, Inc., 6.75%, 12/1/2033
(b)
5,500,000 7,343,661
T1 Energy, Inc., 5.25%, 12/1/2030 6,000,000 10,401,819
T1 Energy, Inc., 4.00%, 4/15/2031 3,000,000 5,212,590
105,402,482
Financials — 5.0 9%
Coinbase Global, Inc., 0.00%, 10/1/2029
(b)
5,000,000 4,315,000
Coinbase Global, Inc., 0.25%, 4/1/2030 2,837,000 2,547,626
Coinbase Global, Inc., 0.00%, 10/1/2032
(b)
7,000,000 5,449,500

Absolute Convertible Arbitrage Fund
Schedule of Investments (continued)
June 30, 2026 (Unaudited)
Convertible Bonds — 83.67% - continued
Principal
Amount Fair Value
Financials — 5.09% - continued
Encore Capital Group, Inc., 4.00%, 3/15/2029 $ 11,250,000 $ 17,233,380
EZCORP, Inc., 3.75%, 12/15/2029
(b)
14,000,000 44,070,088
Voyager Technologies, Inc., 0.75%, 11/15/2030
(b)
8,000,000 10,497,600
WisdomTree, Inc., 4.63%, 8/15/2030
(b)
5,000,000 5,977,751
WisdomTree, Inc., 4.50%, 10/1/2031
(b)
1,000,000 1,138,100
91,229,045
Health Care — 11.0 1%
Alphatec Holdings, Inc., 0.75%, 8/1/2026 2,512,000 2,503,208
Alphatec Holdings, Inc., 0.75%, 3/15/2030 13,500,000 12,926,250
ANI Pharmaceuticals, Inc., 2.25%, 9/1/2029 11,723,000 15,205,610
Celcuity , Inc., 0.25%, 8/1/2032 2,000,000 2,282,800
CONMED Corp., 2.25%, 6/15/2027 8,000,000 7,824,000
CRISPR Therapeutics AG, 1.73%, 3/1/2031
(b)
4,000,000 4,242,500
Halozyme Therapeutics, Inc., 1.00%, 8/15/2028 14,000,000 20,470,308
Indivior Pharmaceuticals, Inc., 0.63%, 3/15/2031
(b)
1,000,000 1,217,900
Integer Holdings Corp., 1.88%, 3/15/2030 19,000,000 18,453,750
Jazz Investments I Ltd., 3.13%, 9/15/2030 10,000,000 17,057,500
Lantheus Holdings, Inc., 2.63%, 12/15/2027 10,600,000 15,428,300
LeMaitre Vascular, Inc., 2.50%, 2/1/2030 13,000,000 13,820,625
Ligand Pharmaceuticals, Inc., 0.00%, 9/15/2031
(b)
8,750,000 9,887,500
LivaNova PLC, 2.50%, 3/15/2029 8,000,000 10,900,800
Merit Medical Systems, Inc., 3.00%, 2/1/2029 15,000,000 16,185,000
Mirum Pharmaceuticals, Inc., 0.00%, 6/1/2032
(b)
1,000,000 1,083,000
Nuvation Bio, Inc., 0.75%, 7/1/2032 500,000 521,562
Ocugen , Inc., 6.75%, 5/15/2034
(b)
1,500,000 1,360,500
Pacira BioSciences , Inc., 2.13%, 5/15/2029 8,000,000 7,992,800
Repligen Corp., 1.00%, 12/15/2028 5,000,000 5,139,361
Tempus AI, Inc., 0.75%, 7/15/2030
(b)
8,000,000 8,476,310
Zoetis, Inc., 0.25%, 6/15/2029
(b)
5,000,000 4,550,169
197,529,753
Industrials — 10.6 2%
Alarm.com Holdings, Inc., 2.25%, 6/1/2029 11,000,000 10,464,300
Astronics Corp., 5.50%, 3/15/2030 1,000,000 3,721,300
Astronics Corp., 0.00%, 1/15/2031
(b)
10,000,000 19,385,000
BWX Technologies, Inc., 0.00%, 11/1/2030
(b)
15,570,000 15,982,605
Fluor Corp., 1.13%, 8/15/2029 14,889,000 19,753,981
Granite Construction, Inc., 3.25%, 6/15/2030
(b)
15,000,000 31,436,250
Greenbrier Companies, Inc. (The), 2.88%, 4/15/2028 11,795,000 13,492,300
Itron , Inc., 1.38%, 7/15/2030 10,000,000 9,984,390
Itron , Inc., 0.00%, 3/15/2032
(b)
5,000,000 4,747,144
Joby Aviation, Inc., 0.75%, 2/15/2032 9,640,000 8,791,680
Knight-Swift Transportation Holdings, Inc., 1.00%, 11/15/2031
(b)
9,500,000 11,069,875
OSI Systems, Inc., 2.25%, 8/1/2029 12,008,000 16,054,803
Scorpio Tankers, Inc., 1.75%, 4/15/2031
(b)
8,500,000 8,463,450
Tetra Tech, Inc., 2.25%, 8/15/2028 16,226,000 17,106,260
190,453,338

Absolute Convertible Arbitrage Fund
Schedule of Investments (continued)
June 30, 2026 (Unaudited)
Convertible Bonds — 83.67% - continued
Principal
Amount Fair Value
Materials — 2. 20%
Almonty Industries, Inc., 2.25%, 7/1/2031
(b)
$ 5,250,000 $ 5,617,500
B2Gold Corp., 2.75%, 2/1/2030
(b)
6,500,000 9,056,125
Century Aluminum Co., 2.75%, 5/1/2028 6,938,000 17,133,391
McEwen Mining, Inc., 5.25%, 8/15/2030
(b)
4,000,000 7,682,000
39,489,016
Real Estate — 0.26%
Redfin Corp., 0.50%, 4/1/2027 4,925,000 4,752,625
Technology — 37.4 1%
A10 Networks, Inc., 2.75%, 4/1/2030 10,000,000 17,013,000
Akamai Technologies, Inc., 1.13%, 2/15/2029 9,327,000 11,116,259
Akamai Technologies, Inc., 0.00%, 5/15/2032
(b)
5,500,000 5,070,337
Akamai Technologies, Inc., 0.25%, 5/15/2033
(b)
6,000,000 8,764,501
Alkami Technology, Inc., 1.50%, 3/15/2030 7,000,000 6,699,255
Applied Optoelectronics, Inc., 2.75%, 1/15/2030 7,000,000 24,954,300
Bentley Systems, Inc., 0.38%, 7/1/2027 11,500,000 11,054,950
BlackLine , Inc., 1.00%, 6/1/2029 11,000,000 10,153,000
Box, Inc., 1.50%, 9/15/2029 10,000,000 9,785,000
Camtek Ltd., 0.00%, 9/15/2030
(b)
7,000,000 11,721,907
Check Point Software Technologies Ltd., 0.00%, 12/15/2030
(b)
12,500,000 11,625,530
Ciena Corp., 0.00%, 9/15/2031
(b)
1,750,000 1,846,250
Cipher Mining, Inc., 1.75%, 5/15/2030 3,000,000 16,837,378
Cipher Mining, Inc., 0.00%, 10/1/2031
(b)
5,000,000 8,778,116
Cleanspark , Inc., 0.00%, 2/15/2032
(b)
4,000,000 4,060,200
Cloudflare, Inc., 0.00%, 6/15/2030 11,000,000 13,937,000
Cohu , Inc., 1.50%, 1/15/2031
(b)
11,050,000 31,315,888
Commvault Systems, Inc., 0.00%, 9/15/2030
(b)
11,500,000 10,960,523
CoreWeave , Inc., 1.75%, 10/1/2032
(b)
16,000,000 17,660,800
Datadog, Inc., 0.00%, 12/1/2029 6,416,000 9,136,384
Enovix Corp., 4.75%, 9/15/2030
(b)
3,556,000 3,067,050
Euronet Worldwide, Inc., 0.63%, 10/1/2030
(b)
9,000,000 8,122,057
Evolent Health, Inc., 4.50%, 8/15/2031
(b)
7,500,000 5,976,562
Global Payments, Inc., 1.50%, 3/1/2031 9,537,000 8,583,300
Guidewire Software, Inc., 1.25%, 11/1/2029 12,000,000 11,550,000
IMAX Corp., 0.75%, 11/15/2030
(b)
13,500,000 15,433,875
IREN Ltd., 0.00%, 7/1/2031
(b)
3,000,000 2,616,750
IREN Ltd., 0.25%, 6/1/2032
(b)
5,500,000 6,054,125
IREN Ltd., 1.00%, 6/1/2033
(b)
8,000,000 8,844,000
Life360, Inc., 0.00%, 6/1/2030
(b)
12,457,000 12,877,424
Microchip Technology, Inc., 0.00%, 2/15/2030
(b)
6,000,000 6,921,136
MKS, Inc., 1.25%, 6/1/2030 12,292,000 36,228,389
Nebius Group NV, 2.75%, 9/15/2032
(b)
6,000,000 12,836,540
Nutanix, Inc., 0.50%, 12/15/2029 10,000,000 9,864,000
ON Semiconductor Corp., 0.50%, 3/1/2029 12,168,000 14,692,860
ON Semiconductor Corp., 0.00%, 5/1/2031
(b)
3,000,000 2,989,500
Onto Innovation, Inc., 0.00%, 6/1/2031
(b)
7,000,000 9,246,300
PagerDuty, Inc., 1.50%, 10/15/2028 9,000,000 8,454,600

Absolute Convertible Arbitrage Fund
Schedule of Investments (continued)
June 30, 2026 (Unaudited)
Convertible Bonds — 83.67% - continued
Principal
Amount Fair Value
Technology — 37.41% - continued
PAR Technology Corp., 4.00%, 3/15/2031
(b)
$ 10,000,000 $ 12,430,000
Parsons Corp., 2.63%, 3/1/2029 14,833,000 14,629,788
Penguin Solutions, Inc., 2.00%, 8/15/2030 5,000,000 14,180,000
Pitney Bowes, Inc., 1.50%, 8/15/2030
(b)
10,000,000 13,487,500
Progress Software Corp., 3.50%, 3/1/2030 11,335,000 10,894,727
Rapid7, Inc., 0.25%, 3/15/2027 7,000,000 6,754,998
Rapid7, Inc., 1.25%, 3/15/2029 2,000,000 1,709,940
Repay Holdings Corp., 2.88%, 7/15/2029
(b)
9,400,000 8,563,400
Semtech Corp., 1.63%, 11/1/2027 5,500,000 23,804,000
SMART Global Holdings, Inc., 2.00%, 2/1/2029
(b)
2,000,000 7,260,000
Snowflake, Inc., 0.00%, 10/1/2029 4,000,000 7,082,400
Super Micro Computer, Inc., 0.00%, 6/15/2030
(b)
9,000,000 8,000,415
Synaptics , Inc., 0.75%, 12/1/2031 2,000,000 2,973,613
TeraWulf , Inc., 1.00%, 9/1/2031
(b)
5,000,000 10,716,976
TeraWulf , Inc., 0.00%, 5/1/2032
(b)
4,974,000 7,379,957
Tyler Technologies, Inc., 0.50%, 7/15/2031
(b)
11,000,000 10,909,250
Ultra Clean Holdings, Inc., 0.00%, 3/15/2031
(b)
11,936,000 22,437,805
Varonis Systems, Inc., 1.00%, 9/15/2029 13,500,000 13,111,875
Veeco Instruments, Inc., 2.88%, 6/1/2029 4,500,000 12,007,615
Vishay Intertechnology , Inc., 2.25%, 9/15/2030 8,531,000 16,946,832
Wix.com Ltd., 0.00%, 9/15/2030
(b)
11,000,000 8,394,834
Workiva, Inc., 1.25%, 8/15/2028 4,000,000 3,749,000
Zscaler, Inc., 0.00%, 7/15/2028
(b)
7,500,000 6,937,500
671,211,471
Utilities — 1 . 00%
CenterPoint Energy, Inc., 2.88%, 5/15/2029
(b)
2,500,000 2,518,632
Ormat Technologies, Inc., 1.50%, 3/15/2031
(b)
7,000,000 7,621,600
WEC Energy Group, Inc., 3.38%, 6/1/2028
(b)
7,500,000 7,794,375
17,934,607
TOTAL CONVERTIBLE BONDS
    (Cost $1,215,463,164) 1,501,066,583
Money Market Funds - 14.17% Shares
First American Treasury Obligations Fund, Class X, 3.58%
(c)
225,872,976 225,872,976
Morgan Stanley Institutional Liquidity Funds Treasury Securities
Portfolio, Institutional Class, 3.51%
(c)
28,398,715 28,398,716
254,271,692
TOTAL MONEY MARKET FUNDS
    (Cost $254,271,692) 254,271,692
Total Investments — 99.77%
    (Cost $1,499,566,039) 1,789,904,401
Other Assets in Excess of Liabilities  —  0.23% 4,082,308
Net Assets — 100.00% $ 1,793,986,709

Absolute Convertible Arbitrage Fund
Schedule of Investments (continued)
June 30, 2026 (Unaudited)
(a) Affiliated Company.
(b) Security exempt from registration under Rule 144A or Section 4(2) of the Securities Act of 1933.
(c) Rate disclosed is the seven day effective yield as of June 30, 2026.

Absolute Convertible Arbitrage Fund
Schedule of Securities Sold Short
June 30, 2026 (Unaudited)
Common Stocks - Short - (45. 54 )% Shares Fair Value
Communications - (2.1 8 )%
AMC Networks, Inc., Class A (265,500) $ (2,649,690)
AST SpaceMobile , Inc. (132,970) (11,815,714)
BlackSky Technology, Inc. (207,707) (5,799,179)
IMAX Corp. (205,579) (8,194,379)
Upwork, Inc. (2,000) (16,720)
Yandex N.V., Class A (38,362) (10,594,434)
(39,070,116)
Consumer Discretionary - (3.3 2 )%
Cracker Barrel Old Country Store, Inc. (97,466) (5,194,938)
Etsy, Inc. (126,530) (9,531,505)
Freshpet , Inc. (93,300) (5,515,896)
indie Semiconductor, Inc., Class A (927,294) (4,163,550)
LCI Industries (58,800) (6,225,744)
Live Nation Entertainment, Inc. (42,877) (7,851,208)
Norwegian Cruise Lines Holdings Ltd. (116,700) (2,463,537)
Patrick Industries, Inc. (145,103) (13,027,347)
Wayfair, Inc., Class A (51,705) (4,778,576)
Winnebago Industries, Inc. (28,000) (874,720)
(59,627,021)
Consumer Staples - (0.30)%
Post Holdings, Inc. (32,879) (2,901,901)
Spectrum Brands, Inc. (28,160) (2,414,720)
(5,316,621)
Energy - (2.7 0 )%
Atlas Energy Solutions, Inc. (516,247) (8,574,863)
Canadian Solar, Inc. (260,417) (4,171,880)
Crescent Energy Co., Class A (345,108) (3,388,961)
Energy Vault Holdings, Inc. (807,850) (3,804,974)
Eos Energy Enterprises, Inc. (459,500) (2,701,860)
Fluence Energy, Inc. (417,792) (8,305,705)
Green Plains, Inc. (6,600) (101,508)
Northern Oil and Gas, Inc. (170,089) (3,087,115)
Plug Power, Inc. (1,469,673) (3,982,814)
T1 Energy, Inc. (1,093,207) (10,363,602)
(48,483,282)
Financials - (3.6 4 )%
Coinbase Global, Inc., Class A (19,448) (2,843,103)
Encore Capital Group, Inc. (119,393) (11,138,173)
EZCORP, Inc., Class A (1,190,854) (41,167,822)
Voyager Technologies, Inc. (206,774) (6,668,462)
WisdomTree Investments, Inc. (208,083) (3,524,926)
(65,342,486)
Health Care - ( 4 . 99 )%
Alphatec Holdings, Inc. (495,000) (4,281,750)
ANI Pharmaceuticals, Inc. (117,153) (9,697,925)
Celcuity , Inc. (12,552) (1,313,190)
CONMED Corp. (1,800) (58,914)

Absolute Convertible Arbitrage Fund
Schedule of Securities Sold Short (continued)
June 30, 2026 (Unaudited)
Common Stocks - Short - (45.54)% - continued Shares Fair Value
Health Care - (4.99)% - continued
CRISPR Therapeutics AG (37,300) $ (2,034,342)
Halozyme Therapeutics, Inc. (179,483) (14,048,134)
Indivior Pharmaceuticals, Inc. (17,000) (697,510)
Integer Holdings Corp. (36,468) (3,407,935)
Jazz Pharmaceuticals PLC (54,070) (13,029,248)
Lantheus Holdings, Inc. (78,200) (8,675,507)
LeMaitre Vascular, Inc. (59,011) (5,662,696)
Ligand Pharmaceuticals, Inc., Class B (17,500) (5,531,575)
LivaNova PLC (78,372) (6,444,529)
Merit Medical Systems, Inc. (87,544) (6,070,301)
Mirum Pharmaceuticals, Inc. (5,450) (638,032)
Nuvation Bio, Inc. (50,000) (284,000)
Ocugen , Inc. (213,635) (326,862)
Pacira BioSciences , Inc. (75,741) (1,921,549)
Repligen Corp. (10,383) (1,416,657)
Tempus AI, Inc., Class A (55,783) (3,231,509)
Zoetis, Inc., Class A (9,801) (704,300)
(89,476,465)
Industrials - (6. 58 )%
Alarm.com Holdings, Inc. (34,216) (1,598,572)
Astronics Corp. (239,543) (19,258,189)
BWX Technologies, Inc. (37,500) (7,299,375)
Camtek Ltd. (55,316) (9,023,146)
Fluor Corp. (211,753) (11,093,740)
Granite Construction, Inc. (174,400) (27,569,151)
Greenbrier Companies, Inc. (The) (109,606) (5,371,790)
Itron , Inc. (69,528) (6,016,258)
Joby Aviation, Inc. (536,282) (4,783,635)
Knight-Swift Transportation Holdings, Inc. (84,603) (6,588,036)
OSI Systems, Inc. (46,700) (10,213,289)
Scorpio Tankers, Inc. (56,552) (3,916,792)
Tetra Tech, Inc. (187,082) (5,404,799)
(118,136,772)
Materials - (1.7 0 )%
Almonty Industries, Inc. (121,151) (2,006,261)
B2Gold Corp. (1,634,592) (6,113,374)
Century Aluminum Co. (364,200) (16,756,842)
McEwen Mining, Inc. (311,815) (5,653,206)
(30,529,683)
Technology - (19. 77 )%
A10 Networks, Inc. (313,249) (11,702,983)
Akamai Technologies, Inc. (125,364) (14,819,277)
Alkami Technology, Inc. (72,556) (1,314,715)
Applied Optoelectronics, Inc. (154,865) (22,944,798)
Bentley Systems, Inc., Class B (4,000) (119,560)
BlackLine , Inc. (50,352) (1,413,381)
Box, Inc., Class A (69,951) (1,856,500)

Absolute Convertible Arbitrage Fund
Schedule of Securities Sold Short (continued)
June 30, 2026 (Unaudited)
Common Stocks - Short - (45.54)% - continued Shares Fair Value
Technology - (19.77)% - continued
Check Point Software Technologies Ltd. (12,935) $ (1,700,047)
Ciena Corp. (1,548) (759,387)
Cipher Mining, Inc. (924,035) (22,638,857)
Cleanspark , Inc. (165,700) (2,410,935)
Cloudflare, Inc., Class A (31,109) (7,630,416)
Cohu , Inc. (375,274) (27,736,501)
Commvault Systems, Inc. (20,599) (2,919,496)
CoreWeave , Inc., Class A (112,200) (11,168,387)
Datadog, Inc., Class A (21,781) (5,670,901)
Enovix Corp. (244,500) (1,484,115)
Euronet Worldwide, Inc. (33,300) (2,437,227)
Evolent Health, Inc., Class A (378,787) (2,053,026)
Global Payments, Inc. (22,900) (1,661,624)
Guidewire Software, Inc. (18,600) (2,288,730)
IREN Ltd. (250,553) (11,457,789)
Life360, Inc. (85,541) (4,735,550)
Microchip Technology, Inc. (36,563) (3,334,546)
MKS, Inc. (74,500) (33,137,600)
Nutanix, Inc., Class A (49,193) (2,506,875)
ON Semiconductor Corp. (84,432) (7,982,201)
Onto Innovation, Inc. (13,926) (5,270,295)
PagerDuty, Inc. (37,050) (357,533)
PAR Technology Corp. (393,636) (6,857,139)
Parsons Corp. (42,136) (2,207,505)
Penguin Solutions, Inc. (255,133) (19,392,659)
Pitney Bowes, Inc. (525,432) (9,205,569)
Progress Software Corp. (49,131) (1,649,819)
Rapid7, Inc. (8,000) (64,800)
Repay Holdings Corp., Class A (270,479) (1,136,012)
Semtech Corp. (147,150) (23,816,228)
Snowflake, Inc., Class A (21,546) (5,483,457)
Super Micro Computer, Inc. (111,495) (3,270,148)
Synaptics , Inc. (16,700) (2,074,641)
TeraWulf , Inc. (571,273) (14,110,443)
Tyler Technologies, Inc. (16,884) (4,937,895)
Ultra Clean Holdings, Inc. (117,635) (16,773,575)
Varonis Systems, Inc. (53,325) (2,237,517)
Veeco Instruments, Inc. (148,063) (11,223,175)
Vishay Intertechnology , Inc. (243,640) (13,102,959)
Wix.com Ltd. (20,275) (919,877)
Workiva, Inc., Class A (5,935) (287,907)
Zscaler, Inc. (2,408) (339,889)
(354,604,466)

Absolute Convertible Arbitrage Fund
Schedule of Securities Sold Short (continued)
June 30, 2026 (Unaudited)
Utilities - (0.36)%
CenterPoint Energy, Inc. (12,800) $ (563,712)
Ormat Technologies, Inc. (32,301) (3,517,578)
WEC Energy Group, Inc. (19,950) (2,329,562)
(6,410,852)
TOTAL COMMON STOCKS - SHORT
(Proceeds Received $645,349,336) (816,997,764)
TOTAL SECURITIES SOLD SHORT - (45.54)%
(Proceeds Received $645,349,336) (816,997,764)

Absolute Convertible Arbitrage Fund
Schedule of Futures Contracts
June 30, 2026 (Unaudited)
Futures Contracts Contracts
Expiration
Date
Notional
Amount
Value/
Unrealized
Depreciation
SHORT CONTRACTS
CBOT 5-Year US Treasury Note Future (600) October 2026 $ (64,228,125) $ (3,750)
Total Futures $ (3,750)

Absolute Flexible Fund
Schedule of Investments
June 30, 2026 (Unaudited)
Convertible Bonds — 87.03%
Principal
Amount Fair Value
Communications — 5.81%
AST SpaceMobile , Inc., 2.25%, 4/15/2036
(a)
$ 1,000,000 $ 1,078,000
BlackSky Technology, Inc., 8.25%, 8/1/2033
(a)
1,000,000 1,288,500
2,366,500
Consumer Discretionary — 1.43%
Etsy, Inc., 1.00%, 6/15/2030
(a)
500,000 580,850
Energy — 6.47%
Canadian Solar, Inc., 3.25%, 1/15/2031
(a)
1,000,000 899,492
T1 Energy, Inc., 5.25%, 12/1/2030 1,000,000 1,733,636
2,633,128
Financials — 1.06%
Coinbase Global, Inc., 0.00%, 10/1/2029
(a)
500,000 431,500
Health Care — 15.92%
Alphatec Holdings, Inc., 0.75%, 3/15/2030 1,000,000 957,500
Integer Holdings Corp., 1.88%, 3/15/2030 1,000,000 971,250
LeMaitre Vascular, Inc., 2.50%, 2/1/2030 1,000,000 1,063,125
Ocugen , Inc., 6.75%, 5/15/2034
(a)
1,000,000 907,000
Pacira BioSciences , Inc., 2.13%, 5/15/2029 1,000,000 999,100
Repligen Corp., 1.00%, 12/15/2028 1,000,000 1,027,872
Tempus AI, Inc., 0.00%, 5/15/2032
(a)
500,000 562,178
6,488,025
Industrials — 8.71%
Joby Aviation, Inc., 0.75%, 2/15/2032 1,000,000 912,000
Knight-Swift Transportation Holdings, Inc., 1.00%, 11/15/2031
(a)
500,000 582,625
Scorpio Tankers, Inc., 1.75%, 4/15/2031
(a)
1,000,000 995,700
Tetra Tech, Inc., 2.25%, 8/15/2028 1,000,000 1,054,250
3,544,575
Technology — 47.63%
A10 Networks, Inc., 2.75%, 4/1/2030 1,000,000 1,701,300
Alkami Technology, Inc., 1.50%, 3/15/2030 1,000,000 957,036
Box, Inc., 1.50%, 9/15/2029 500,000 489,250
Check Point Software Technologies Ltd., 0.00%, 12/15/2030
(a)
1,000,000 930,042
Cohu , Inc., 1.50%, 1/15/2031
(a)
500,000 1,417,008
Commvault Systems, Inc., 0.00%, 9/15/2030
(a)
1,500,000 1,429,634
Datadog, Inc., 0.00%, 12/1/2029 1,000,000 1,424,000
IREN Ltd., 0.00%, 7/1/2031
(a)
1,000,000 872,250
Microchip Technology, Inc., 0.00%, 2/15/2030
(a)
500,000 576,761
ON Semiconductor Corp., 0.50%, 3/1/2029 1,000,000 1,207,500
Parsons Corp., 2.63%, 3/1/2029 1,000,000 986,300
Progress Software Corp., 3.50%, 3/1/2030 1,000,000 961,158
Rapid7, Inc., 0.25%, 3/15/2027 1,123,000 1,083,695
TeraWulf , Inc., 1.00%, 9/1/2031
(a)
500,000 1,071,698
Unity Software, Inc., 0.00%, 3/15/2030
(a)
1,000,000 1,132,500
Varonis Systems, Inc., 1.00%, 9/15/2029 1,500,000 1,456,875
Wix.com Ltd., 0.00%, 9/15/2030
(a)
1,000,000 763,167

Absolute Flexible Fund
Schedule of Investments (continued)
June 30, 2026 (Unaudited)
Convertible Bonds — 87.03% - continued
Principal
Amount Fair Value
Technology — 47.63% - continued
Workiva, Inc., 1.25%, 8/15/2028 $ 1,000,000 $ 937,250
19,397,424
TOTAL CONVERTIBLE BONDS
    (Cost $31,291,261) 35,442,002
Money Market Funds - 14.32% Shares
First American Treasury Obligations Fund, Class X, 3.58%
(b)
5,832,089 5,832,089
TOTAL MONEY MARKET FUNDS
(Cost $5,832,089) 5,832,089
Total Investments — 101.35%
    (Cost $37,123,350) 41,274,091
Liabilities in Excess of Other Assets  —  (1.35)% (549,797)
Net Assets — 100.00% $ 40,724,294
(a) Security exempt from registration under Rule 144A or Section 4(2) of the Securities Act of 1933.
(b) Rate disclosed is the seven day effective yield as of June 30, 2026.

Absolute Flexible Fund
Schedule of Securities Sold Short
June 30, 2026 (Unaudited)
Common Stocks - Short - (24.98)% Shares Fair Value
Communications - (2.83)%
AST SpaceMobile , Inc. (6,850) $ (608,691)
BlackSky Technology, Inc. (19,500) (544,440)
(1,153,131)
Consumer Discretionary - (0.71)%
Etsy, Inc. (3,850) (290,021)
Energy - (3.44)%
Canadian Solar, Inc. (22,983) (368,188)
T1 Energy, Inc. (109,000) (1,033,319)
(1,401,507)
Financials - (0.13)%
Coinbase Global, Inc., Class A (350) (51,167)
Health Care - (2.72)%
Alphatec Holdings, Inc. (33,650) (291,073)
LeMaitre Vascular, Inc. (1,000) (95,960)
Ocugen , Inc. (66,233) (101,336)
Pacira BioSciences , Inc. (4,400) (111,628)
Repligen Corp. (1,500) (204,660)
Tempus AI, Inc., Class A (5,200) (301,236)
(1,105,893)
Industrials - (3.02)%
Joby Aviation, Inc. (54,850) (489,262)
Knight-Swift Transportation Holdings, Inc. (2,848) (221,774)
Scorpio Tankers, Inc. (4,500) (311,670)
Tetra Tech, Inc. (7,215) (208,441)
(1,231,147)
Technology - (12.13)%
A10 Networks, Inc. (23,357) (872,618)
Alkami Technology, Inc. (4,600) (83,352)
Cohu , Inc. (14,500) (1,071,694)
Datadog, Inc., Class A (2,300) (598,828)
IREN Ltd. (7,345) (335,887)
Microchip Technology, Inc. (1,900) (173,280)
ON Semiconductor Corp. (5,495) (519,497)
Parsons Corp. (3,000) (157,170)
Progress Software Corp. (1,410) (47,348)
TeraWulf , Inc. (31,000) (765,700)
Unity Software, Inc. (11,071) (316,409)
(4,941,783)
TOTAL COMMON STOCKS - SHORT
(Proceeds Received $8,760,415) (10,174,649)
TOTAL SECURITIES SOLD SHORT - (24.98)%
(Proceeds Received $8,760,415) (10,174,649)